Public Offering - Additional Information (Details) - USD ($)		12 Months Ended
	Oct. 09, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsidiary Sale Of Stock [Line Items]
Outstanding Warrants, per share		$ 0.01
Sale price of share to redeem outstanding warrants		$ 18.00
Redeem outstanding warrants description		Once the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole, but not in part, at a price of $0.01 per Warrant upon a minimum of 30 days’ prior written notice of redemption, and only in the event that the last sale price of the Company’s Public Shares equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the Warrant holders.
Percentage of underwriting discount on gross proceeds		2.00%
Percentage of deferred discount on gross proceeds		3.50%
Deferred discount payable upon completion of business combination		$ 15,750,000
Underwriting discounts		$ 9,000,000
Class A Ordinary Shares
Subsidiary Sale Of Stock [Line Items]
Ordinary shares, par value		$ 0.0001	$ 0.0001
Sale price of share to redeem outstanding warrants		$ 10.00
Redeem outstanding warrants description		Additionally, 90 days after the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole, but not in part, for Class A ordinary shares at a price based on the redemption date and “fair market value” of the Company’s Class A ordinary shares upon a minimum of 30 days’ prior written notice of redemption, and only in the event that the last sale price of the Company’s Class A ordinary shares equals or exceeds $10.00 per share on the trade date prior to the date on which the Company sends the notice of redemption to the Warrant holders. The “fair market value” of the Company’s Class A ordinary shares shall mean the average reported last sale price of the Company’s Class A ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the Warrant holders.
IPO
Subsidiary Sale Of Stock [Line Items]
Proceeds from initial public offering of Units on October 9, 2020 at $10.00 per Unit, Shares		45,000,000
Share price		$ 10.00
Sale of units description		Each unit consists of one Class A ordinary share of the Company at $0.0001 par value and one-fifth of one warrant (a “Unit”).
Class of warrants price		$ 11.50
Class of warrant or right exercisable description		The Warrants will become exercisable on the later of 30 days after the completion of the Business Combination or 12 months from the Close Date, and will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation.
Warrant holder entitled to purchase common stock percentage		20.00%
Warrant holder entitled to purchase common stock per one share		100.00%
Underwriting discounts	$ 9,000,000
IPO | Class A Ordinary Shares
Subsidiary Sale Of Stock [Line Items]
Proceeds from initial public offering of Units on October 9, 2020 at $10.00 per Unit, Shares		45,000,000
Ordinary shares, par value		$ 0.0001
IPO | Warrant
Subsidiary Sale Of Stock [Line Items]
Sale of units description		Each whole warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share (a “Warrant”).